Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Foreign currency translation adjustment, income tax recovery (expense)	$ 310	$ (188)	$ 534